Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales of goods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of production
Provision (reversal) for impairment of finished goods and product in progress	$ 1,071	$ 5,471	$ (5,054)
Cost of sales of goods, without considering depreciation and amortization	461,942	529,731	393,888
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization		30,031	31,797	$ 31,938
Cost of production
Services provided by third parties	185,028	224,979	143,652
Consumption of materials and supplies	94,929	107,908	70,942
Direct labor	67,704	75,099	62,885
Short-term and low-value leases	29,329	31,309	16,289
Electricity and water	21,510	17,657	36,504
Maintenance and repair	21,099	25,681	22,235
Insurance	16,118	16,091	12,036
Transport	13,528	17,449	12,234
Other	6,404	17,263	11,916
Provision (reversal) for impairment of finished goods and product in progress	(1,071)	(5,471)	5,054
Total cost of production	454,578	527,965	393,747
Final balance of finished goods and products in process	(33,624)	(30,031)	(31,797)
Write - off of products in process	10,957	0	0
Final balance of finished goods and products in process, net of depreciation and amortization	(22,667)	(30,031)	(31,797)
Cost of sales of goods, without considering depreciation and amortization	$ 461,942	$ 529,731	$ 393,888